Consolidated Statements of Changes in Shareholders' Equity (Deficit) - EUR (€) € in Thousands	Total	Ordinary Shares	Partnership Units	Share Premium	Other Reserve	Other Capital Reserve	Retained Earnings (Accumulated Deficit)	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period (Predecessor) at Sep. 30, 2020	€ 408,164		€ 10,000		€ 152,508	€ 147,500	€ 95,148	€ 3,008
Number of units or Shares outstanding (Predecessor) at Sep. 30, 2020			2
Net profit (loss) | Predecessor	99,024						99,024
Other comprehensive income | Predecessor	8,059							8,059
Total comprehensive income (loss) | Predecessor	107,083						99,024	8,059
Distributions to shareholders | Predecessor	(101,866)						(101,866)
Transfers | Predecessor						46,716	(46,716)
Equity at end of period (Predecessor) at Apr. 30, 2021	413,380		€ 10,000		€ 152,508	194,216	45,589	11,067
Equity at end of period at Apr. 30, 2021	2,057,900	€ 182,721		€ 1,894,384			(18,952)	(253)
Number of units or Shares outstanding (Predecessor) at Apr. 30, 2021			2
Number of units or Shares outstanding at Apr. 30, 2021		182,721,369
Net profit (loss)	(17,205)						(17,205)
Other comprehensive income	23,736							23,736
Total comprehensive income (loss)	6,531						(17,205)	23,736
Equity at end of period at Sep. 30, 2021	2,064,431	€ 182,721		1,894,384			(36,157)	23,483
Number of units or Shares outstanding at Sep. 30, 2021		182,721,369
Net profit (loss)	187,111						187,111
Other comprehensive income	106,276							106,276
Total comprehensive income (loss)	293,387						187,111	106,276
Equity at end of period at Sep. 30, 2022	2,357,818	€ 182,721		1,894,384			150,954	129,759
Number of units or Shares outstanding at Sep. 30, 2022		182,721,369
Net profit (loss)	75,022						75,022
Other comprehensive income	(97,646)							(97,301)	€ (345)
Total comprehensive income (loss)	(22,624)						75,022	(97,301)	(345)
Equity-settled share-based compensation expense	65,394					65,394
Equity at end of period at Sep. 30, 2023	€ 2,400,589	€ 182,721		€ 1,894,384		€ 65,394	€ 225,976	€ 32,458	€ (345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369